Earnings Per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 17 – EARNINGS PER SHARE

The Company reports earnings per share in accordance with the provisions of the FASB's related accounting standard. This standard requires presentation of basic and diluted earnings per share in conjunction with the disclosure of the methodology used in computing such earnings per share. Basic earnings per share excludes dilution, but includes vested restricted stocks and is computed by dividing income available to shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised and converted into ordinary shares. On   October 24, 2019, the Company completed a reverse merger with Zhongchai Holding. The recapitalization of the number of shares of common stock attributable to the purchase of Zhongchai Holding in connection with the Business Combination is reflected retroactively to December 31, 2017 and will be utilized for calculating earnings per share in all prior periods presented.

The following is a reconciliation of the basic and diluted (loss) earnings per share computation:

	Year ended December 31,
	2019	2018
Net income	$4,464,556	$5,956,665
Weighted average basic and diluted computation shares outstanding:
Shares issued in reverse recapitalization	7,932,567	7,500,000
Shares outstanding post-recapitalization
Weighted average basic and diluted shares outstanding	7,932,567	7,500,000
Basic and diluted net income (loss) per share	$0.56	$0.79